Business acquisitions and combinations (Schedule of Identifiable Assets Acquired and Liabilities) (Details) - CAD ($) $ in Millions		3 Months Ended
	Mar. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Goodwill		$ 100	$ 71
Iowa Northern Railway Company
Business Combination [Line Items]
Fair value of previously held equity method investment	$ 344
Current assets	10
Properties	426
Other non-current assets	10
Current liabilities	(20)
Deferred income tax liabilities	(90)
Other non-current liabilities	(23)
Total identifiable net assets	313
Goodwill	$ 31
Increase to net assets acquired		2
Decrease to goodwill		$ 2